6. RELATED PARTY TRANSACTION (Details Narrative) (USD $)	12 Months Ended		15 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Advances		$ 4,149	$ 16,110
Due to Related Party		7,431		23,541
Annual Compensation	125,000	102,000	102,000
Periodic Compensation Payments			1,000
Accrued Compensation		38,000		152,000
Hourly Comensation Rate			300
Monthly Retainer Fee				6,250
Accrued Legal Fees		$ 25,024		$ 100,036